Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2023
Segments and Geographical Information
Summary of long-lived assets by geographic region

(in thousands)	2023	2022
United States	$930	$1,295
South Korea	1,363	626
Total long-lived assets	$2,293	$1,921